Prepayments, Receivables and Other Assets	6 Months Ended
Sep. 30, 2024
Prepayments, Receivables and Other Assets [Abstract]
PREPAYMENTS, RECEIVABLES AND OTHER ASSETS

NOTE 5 – PREPAYMENTS, RECEIVABLES AND OTHER ASSETS

Prepayments, receivables and other assets consisted of the following as of September 30, 2024 and March 31, 2024:

	September 30, 2024 (Unaudited)	March 31, 2024

Receivable from a third-party company	$428,922	$416,880
Other prepayments and receivables	276,508	83,634
Total prepayments, receivables and other assets	705,430	500,514
Less: allowance for doubtful accounts	(482,423)	(468,880)
Prepayments, receivables and other assets, net	$223,007	$31,634

In June 2019, Taizhou Suxuantang entered into a limited partnership agreement with Huangshan Panjie Investment Management Co., Ltd. (“Huangshan Panjie” or the “GP” of one private fund, the “Fund”). Taizhou Suxuantang is committed to contribute $7 million (RMB50 million) into the Fund in two installments, with one installment of $3.5 million (RMB 25 million) made on June 14, 2019, and the second installment of $3.5 million (RMB 25 million) to be made no later than October 31, 2019. In June 2020, Taizhou Suxuantang agreed with the Fund and the GP to withdraw the installment of $3.5 million (RMB 25 million) made on June 14, 2019. For the years ended March 31, 2022 and 2021, the company received payment of $15,581 (RMB 100,000) and $3.1 million (RMB 21.25 million) from Huangshan Panjie, respectively. For the year ended March 31, 2023, the Company received payment of $58,381 (RMB 400,000) from Huangshan Panjie. As no further collection has been made as of March 31, 2023, the Company recorded credit loss provision of $473,237 (RMB 3.25 million) for the remaining balance in full. For the year ended March 31, 2024, the Company received payment of $33,486 (RMB 240,000) from Huangshan Panjie and recorded recovery of credit loss provision of $33,486 (RMB 240,000). Taizhou Suxuantang has made efforts to collect the remaining balance via court order.